Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Share-Based Compensation Expense Available for Each Plan

The following information on share-based compensation expense is available for each plan:

	December 31, 2014	December 31, 2013		December 31, 2012
	Continuing operations	Continuing operations	Discontinued operations	Continuing operations	Discontinued operations
(a) The Gold Fields Limited 2012 Share Plan
- Performance shares	12.0	18.8	1.1	13.1	7.6
- Bonus shares	12.3	11.9	0.8	8.7	5.0
(b) The Gold Fields Limited 2005 Share Plan	1.7	9.8	2.7	23.7	19.6

Total share-based compensation	26.0	40.5	4.6	45.5	32.2

(a) The Gold Fields Limited 2012 Share Plan: At the annual general meeting on May 14, 2012 shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The plan provided for two methods of participation, namely the Performance Share Method, or PS and the Bonus Share Method, or BS. This plan sought to attract, retain, motivate and reward participating employees on a basis which sought to align the interests of such employees with those of the Company’s shareholders. No further allocations of options under this plan are being made following the introduction of the Long Term Incentive Plan (“LTIP”) (refer note 18.3) and the plan will be closed once all options have vested and have been exercised or forfeited. Currently the last vesting date is December 20, 2016.

Assumptions used to Value Options

The fair value of the awards made under this plan are valued using the Monte Carlo simulation model. The inputs to the model were as follows:

	December 31, 2014	December 31, 2013
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	44.4%	—
Expected term (years)	3	—
Three year risk free interest rate (based on US interest rates)	2.2%	—

Directors Affected by Gold Fields Management Scheme Modification

The following executive directors were affected by the modification:

December 31, 2012	Number of options	Average instrument price $	Contractual life extended by (years)
NJ Holland	49,000	12.80	0.06
PA Schmidt	43,310	12.68	0.06

December 31, 2013	Number of options	Average instrument price $	Contractual life extended by (years)
NJ Holland	121,428	8.21	0.16
PA Schmidt	75,082	8.56	0.17

Summarize Information relating to Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2014 and December 31, 2013.

	Outstanding SARS at December 31, 2014
	Price range $	Number of options	Contractual life (in years)	Weighted average exercise price $

Range of prices	5.19 - 7.35	580,833	1.22	6.56
	7.36 - 9.51	454,131	0.33	8.17
	9.52 - 11.68	769,159	2.33	8.94
	11.69 - 13.84	14,138	3.01	10.25

Total		1,818,261	1.48	7.89

	Outstanding SARS at December 31, 2013
	Price range	Number of options $	Contractual life (in years)	Weighted average exercise price $

Range of prices	5.80 - 8.22	873,064	2.22	7.33
	8.23 - 10.64	1,217,915	0.90	9.00
	10.65 - 13.06	1,033,784	3.34	10.00
	13.07 - 15.47	26,965	4.01	11.46

Total		3,151,728	2.09	8.89

Schedule of Long-term Cash Incentive Plan

	December 31, 2014	December 31, 2013
Long-term cash incentive plan		—
Opening balance	—	—
Cash awards raised during the year	8.7	—
Changes in estimates	0.3	—
Forfeited awards	(0.3)	—
Translation adjustment	(0.4)	—

Balance at close	8.3	—

The Gold Fields Limited 2012 Share Plan
Details of Stock Options Granted under Share Plan

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2011	—	—
Granted during the year	4,511,700	1,368,423
Exercised and released	—	(528,392)
Forfeited	(249,530)	(47,655)

Outstanding at December 31, 2012	4,262,170	792,376
Spin-off of Sibanye Gold—forfeited	(1,562,498)	(241,023)
Additional shares awarded due to spin-off of Sibanye	396,229	—
Granted during the year	5,310,968	2,018,771
Exercised and released	(515,025)	(1,314,156)
Forfeited	(1,862,128)	(373,896)

Outstanding at December 31, 2013	6,029,716	882,072
Granted during the year	—	4,000,559
Exercised and released	(834,010)	(2,167,802)
Forfeited	(879,049)	(552,907)

Outstanding at December 31, 2014	4,316,657	2,161,922

The Gold Fields Limited 2005 Share Plan
Details of Stock Options Granted under Share Plan

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price $

Outstanding at December 31, 2011	7,369,112	5,030,143	13.27
Exercised and released	(1,798,082)	(259,455)	12.99
Forfeited	(584,814)	(451,779)	14.30

Outstanding at December 31, 2012	4,986,216	4,318,909	12.53
Spin-off of Sibanye Gold - forfeited	(2,221,264)	(1,077,878)	11.99
Additional shares awarded due to spin-off of Sibanye	538,562	465,346	10.72
Exercised and released	(1,857,614)	—	—
Forfeited	(214,929)	(554,649)	10.61

Outstanding at December 31, 2013	1,230,971	3,151,728	8.89
Exercised and released	(1,217,700)	—	—
Forfeited	(13,271)	(1,333,467)	8.62

Outstanding at December 31, 2014	—	1,818,261	7.89

GF Management Incentive Scheme
Details of Stock Options Granted under Share Plan

Details of the options granted under the GF Management Incentive Scheme are as follows:

	Number of Options	Average option price $
Outstanding at December 31, 2011	311,225	9.04
Exercised and released	(204,570)	8.38
Forfeited	(31,155)	9.02

Outstanding at December 31, 2012	75,500	10.09
Spin - off of Sibanye Gold - forefeited	(28,100)	10.09
Exercised and released	(31,147)	6.17
Forfeited	(16,253)	9.68

Outstanding at December 31, 2013 and 2014	—	—

Valuation Technique Monte Carlo
Assumptions used to Value Options

The Group uses the Monte-Carlo Simulation to value the Performance Shares. The inputs to the model for awards granted during the period were as follows:

	2014	2013
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	33.1%
Expected term (years)	—	3.00
Dividend yield	—	4.60%
Weighted average three year risk free interest rate (based on US interest rates)	—	0.20%
Weighted average fair value (South African rand)	—	79.83

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields:

Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	43.5%	32.0%
Expected term (months)	9 - 18	9 - 18
Dividend yield	0.60%	4.60%
Weighted average three year risk free interest rate (based on SA interest rates)	5.50%	4.10%
Weighted average fair value (South African rand)	40.28	72.42